Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	$ 1,175	$ 1,764	$ 27,334	$ 2,939	$ 28,371
Total comprehensive income
Total other comprehensive income	439	(2,008)	(867)	(1,570)	(71)
Total other comprehensive income that may be reclassified to the income statement, net of tax	262	(1,870)	(397)	(1,608)	312
Total other comprehensive income that will not be reclassified to the income statement, net of tax	176	(138)	(470)	38	(383)
Total comprehensive income	1,614	(245)	26,467	1,369	28,300
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	1,136	1,755	27,331	2,890	28,360
Foreign currency translation
Foreign currency translation movements related to net assets of foreign operations, before tax	(268)	(3,473)	754	(3,741)	991
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax	291	2,182	(379)	2,473	(506)
Foreign currency translation differences on foreign operations reclassified to the income statement	2	0	(3)	2	(3)
Effective portion of changes in fair value of hedging instruments designated as net investment hedges reclassified to the income statement	0	1	(1)	1	(2)
Income tax relating to foreign currency translations, including the effect of net investment hedges	0	13	(4)	13	(5)
Subtotal foreign currency translation, net of tax	25	(1,277)	368	(1,252)	474
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax	0	0	0	0	2
Net realized (gains) / losses reclassified to the income statement from equity	0	0	0	0	0
Income tax relating to net unrealized gains / (losses)	0	0	0	0	0
Subtotal financial assets measured at fair value through other comprehensive income, net of tax	0	0	0	0	2
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax	(417)	(1,246)	(1,314)	(1,663)	(928)
Net (gains) / losses reclassified to the income statement from equity	668	544	410	1,212	759
Income tax relating to cash flow hedges	5	119	130	124	0
Subtotal cash flow hedges, net of tax	256	(583)	(775)	(327)	(169)
Cost of hedging
Cost of hedging, before tax	(19)	(9)	11	(28)	6
Income tax relating to cost of hedging	0	0	0	0	0
Subtotal cost of hedging, net of tax	(19)	(9)	11	(28)	6
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax	(38)	(62)	(17)	(100)	8
Income tax relating to defined benefit plans	8	6	(35)	14	(29)
Subtotal defined benefit plans, net of tax	(30)	(56)	(53)	(87)	(21)
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax	231	(69)	(473)	161	(404)
Income tax relating to own credit on financial liabilities designated at fair value	(3)	2	60	(1)	43
Subtotal own credit on financial liabilities designated at fair value, net of tax	228	(68)	(413)	160	(362)
Total comprehensive income
Total other comprehensive income	460	(1,994)	(862)	(1,535)	(71)
Total other comprehensive income that may be reclassified to the income statement, net of tax	262	(1,870)	(397)	(1,608)	312
Total other comprehensive income that will not be reclassified to the income statement, net of tax	198	(124)	(466)	73	(383)
Total comprehensive income	1,596	(240)	26,469	1,356	28,289
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	40	9	3	48	11
Total comprehensive income
Total other comprehensive income that will not be reclassified to the income statement, net of tax	(21)	(14)	(5)	(35)	0
Total comprehensive income	$ 18	$ (5)	$ (2)	$ 13	$ 11